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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10159
Columbia Technology Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2004 (Unaudited)	Columbia Technology Fund

		Shares	Value ($)*
Common Stocks – 96.4%
CONSUMER DISCRETIONARY – 20.4%
Household Durables – 3.1%
	Harman International Industries, Inc.	4,750	583,537
	Sony Corp., ADR	9,200	334,512
	Tempur-Pedic International, Inc. (a)	24,000	465,360
		Household Durables Total	1,383,409
Internet & Catalog Retail – 11.1%
	Amazon.com, Inc. (a)	9,500	376,960
	Blue Nile, Inc. (a)	16,475	424,725
	eBay, Inc. (a)	25,000	2,811,250
	PC Mall, Inc. (a)	55,000	1,336,500
		Internet & Catalog Retail Total	4,949,435
Leisure Equipment & Products – 2.2%
	Eastman Kodak Co.	13,000	425,230
	Marvel Enterprises, Inc. (a)	30,000	552,900
		Leisure Equipment & Products Total	978,130
Media – 4.0%
	Lodgenet Entertainment Corp. (a)	21,400	329,988
	World Wrestling Entertainment, Inc.	15,700	188,400
	XM Satellite Radio Holdings, Inc., Class A (a)	34,150	1,260,477
		Media Total	1,778,865
		CONSUMER DISCRETIONARY TOTAL	9,089,839
FINANCIALS – 0.2%
Diversified Financial Services – 0.2%
	E-LOAN, Inc. (a)	34,000	91,800
		Diversified Financial Services Total	91,800
		FINANCIALS TOTAL	91,800
HEALTH CARE – 2.1%
Biotechnology – 1.5%
	Amylin Pharmaceuticals, Inc. (a)	12,000	244,560
	Cubist Pharmaceuticals, Inc. (a)	20,000	240,000
	Rigel Pharmaceuticals, Inc. (a)	400	10,008
	Vion Pharmaceuticals, Inc. (a)	35,000	165,900
		Biotechnology Total	660,468
Health Care Equipment & Supplies – 0.3%
	Orthovita, Inc. (a)	40,000	154,000
		Health Care Equipment & Supplies Total	154,000

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 0.3%
	Connetics Corp. (a)	6,000	125,460
		Pharmaceuticals Total	125,460
		HEALTH CARE TOTAL	939,928
INDUSTRIALS – 0.2%
Commercial Services & Supplies – 0.2%
	Huron Consulting Group, Inc. (a)	4,200	88,830
		Commercial Services & Supplies Total	88,830
		INDUSTRIALS TOTAL	88,830
INFORMATION TECHNOLOGY – 63.4%
Communications Equipment – 8.7%
	Alvarion Ltd. (a)	22,900	335,943
	Carrier Access Corp. (a)	90,500	817,215
	Comverse Technology, Inc. (a)	23,000	489,210
	Harris Corp.	8,550	565,925
	Nokia Oyj, ADR	34,500	557,865
	QUALCOMM, Inc.	7,200	299,664
	SiRF Technology Holdings, Inc. (a)	54,500	690,515
	Tellabs, Inc. (a)	12,500	106,875
		Communications Equipment Total	3,863,212
Computers & Peripherals – 8.7%
	Apple Computer, Inc. (a)	17,800	1,193,490
	Dell, Inc. (a)	12,500	506,500
	Hypercom Corp. (a)	45,200	274,816
	SanDisk Corp. (a)	83,500	1,885,430
		Computers & Peripherals Total	3,860,236
Electronic Equipment & Instruments – 1.2%
	I.D. Systems, Inc. (a)	13,000	235,430
	Symbol Technologies, Inc.	20,000	303,200
		Electronic Equipment & Instruments Total	538,630
Internet Software & Services – 11.2%
	Ask Jeeves, Inc. (a)	23,000	594,320
	CyberSource Corp. (a)	153,500	1,083,710
	Google, Inc. (a)	1,200	219,600
	NIC, Inc. (a)	60,939	280,015
	PlanetOut, Inc. (a)	12,500	152,375
	VeriSign, Inc. (a)	32,200	1,059,380
	Yahoo!, Inc. (a)	42,900	1,613,898
		Internet Software & Services Total	5,003,298

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 4.1%
	Cognizant Technology Solutions Corp., Class A (a)	16,960	646,685
	Computer Sciences Corp. (a)	5,000	270,500
	DST Systems, Inc. (a)	8,000	390,000
	Global Payments, Inc.	7,000	386,120
	Wipro Ltd., ADR	5,150	125,917
		IT Services Total	1,819,222
Office Electronics – 2.0%
	Zebra Technologies Corp., Class A (a)	17,325	871,101
		Office Electronics Total	871,101
Semiconductors & Semiconductor Equipment – 13.7%
	Advanced Micro Devices, Inc. (a)	22,500	478,800
	Broadcom Corp., Class A (a)	23,275	756,903
	Marvell Technology Group Ltd. (a)	15,000	480,900
	Microchip Technology, Inc.	5,000	140,900
	Microsemi Corp. (a)	15,000	267,000
	Microtune, Inc. (a)	107,040	640,099
	NVIDIA Corp. (a)	51,000	975,630
	Power Integrations, Inc. (a)	16,000	315,680
	Samsung Electronics Co., Ltd., GDR (b)	4,000	820,000
	Silicon Laboratories, Inc. (a)	40,800	1,229,712
		Semiconductors & Semiconductor Equipment Total	6,105,624
Software – 13.8%
	Agile Software Corp. (a)	40,000	334,400
	Amdocs Ltd. (a)	14,000	361,900
	Business Objects SA, ADR (a)	10,000	232,800
	Citrix Systems, Inc. (a)	19,000	448,590
	Computer Associates International, Inc.	14,000	427,420
	Lawson Software, Inc. (a)	50,000	309,000
	Macromedia, Inc. (a)	14,000	399,420
	Manhattan Associates, Inc. (a)	20,000	486,000
	Mercury Interactive Corp. (a)	12,000	547,320
	Novell, Inc. (a)	20,000	122,000
	Oracle Corp. (a)	30,000	379,800
	Parametric Technology Corp. (a)	30,000	175,500
	PeopleSoft, Inc. (a)	8,000	188,880
	Peregrine Systems, Inc. (a)	7,000	129,500
	SAP AG, ADR	5,000	222,500
	Shanda Interactive Entertainment Ltd., ADS (a)	7,500	301,125

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Symantec Corp. (a)	14,600	931,626
	Verisity Ltd. (a)	17,500	146,650
		Software Total	6,144,431
		INFORMATION TECHNOLOGY TOTAL	28,205,754
TELECOMMUNICATION SERVICES – 10.1%
Wireless Telecommunication Services – 10.1%
	American Tower Corp., Class A (a)	36,600	663,558
	China Unicom Ltd., ADR	50,000	385,000
	Crown Castle International Corp. (a)	37,000	624,560
	Leap Wireless International, Inc. (a)	15,000	381,000
	Millicom International Cellular SA (a)	35,500	786,680
	Mobile Telesystems, ADR	1,400	194,194
	Nextel Partners, Inc., Class A (a)	17,000	307,530
	SpectraSite, Inc. (a)	5,150	298,494
	SBA Communications Corp., Class A (a)	28,000	268,800
	VimpelCom, ADR (a)	15,000	584,100
		Wireless Telecommunication Services Total	4,493,916
		TELECOMMUNICATION SERVICES TOTAL	4,493,916
	Total Common Stocks (cost of $35,636,555)		42,910,067

		Par ($)
Short-Term Obligation – 1.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.840%, collateralized by a U.S. Treasury Bond maturing 08/15/14, market value of $515,426 (repurchase proceeds $503,026)	503,000	503,000
	Total Short-Term Obligation (cost of $503,000)		503,000
	Total Investments – 97.5% (cost of $36,139,555) (c) (d)		43,413,067
	Other Assets & Liabilities, Net – 2.5%		1,109,256
	Net Assets – 100.0%		44,522,323

Notes to Investment Portfolio:

*

Security Valuation:
Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Directors.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the value of this security represents 1.8% of net assets.

(c)	Cost for federal income tax purposes is $36,139,555.

(d)	Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Appreciation
$7,775,338	$(501,826)	$7,273,512

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Technology Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005